SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3%
	AEROSPACE & DEFENSE - 7.3%
16,034	Raytheon Technologies Corporation	$1,422,376

	ASSET MANAGEMENT - 5.0%
12,940	Charles Schwab Corporation (The)	955,619

	BANKING - 4.7%
12,329	East West Bancorp, Inc.	921,963

	BEVERAGES - 3.3%
11,198	Molson Coors Beverage Company, Class B(a)	653,067

	BIOTECH & PHARMA - 4.0%
24,271	Bausch Health Companies, Inc.(a)	780,555

	CABLE & SATELLITE - 4.5%
5,303	Liberty Broadband Corporation - Series C(a)	881,836

	CHEMICALS - 9.0%
2,017	Air Products and Chemicals, Inc.	604,414
34,730	Axalta Coating Systems Ltd.(a)	1,126,642
		1,731,056
	CONTAINERS & PACKAGING - 5.7%
10,767	Crown Holdings, Inc.	1,111,586

	E-COMMERCE DISCRETIONARY - 4.4%
3,960	Alibaba Group Holding Ltd. - ADR(a)	847,282

	ELECTRIC UTILITIES - 4.1%
24,855	NRG Energy, Inc.	799,088

	HEALTH CARE FACILITIES & SERVICES - 2.3%
3,908	AmerisourceBergen Corporation	448,404

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	HOME CONSTRUCTION - 3.7%
3,388	Mohawk Industries, Inc.(a)	$713,784

	INSURANCE - 4.0%
7,470	Globe Life, Inc.	787,487

	INTERNET MEDIA & SERVICES - 4.7%
389	Alphabet, Inc., Class A(a)	916,815

	LEISURE PRODUCTS - 2.9%
5,460	Brunswick Corporation	558,176

	PUBLISHING & BROADCASTING - 3.9%
16,773	Liberty Media Corp-Liberty Formula One - Series C(a)	748,914

	RETAIL - CONSUMER STAPLES - 2.9%
2,477	Target Corporation	562,081

	SEMICONDUCTORS - 5.3%
5,676	Qorvo, Inc.(a)	1,037,119

	TECHNOLOGY HARDWARE - 4.6%
9,042	Sony Corporation - ADR	900,673

	TECHNOLOGY SERVICES - 4.1%
3,117	CACI International, Inc., Class A(a)	794,710

	WHOLESALE - DISCRETIONARY - 4.9%
19,020	LKQ Corporation(a)	969,259

	TOTAL COMMON STOCKS (Cost $14,862,453)	18,541,850

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUNDS - 5.2%
1,010,701	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $1,010,701)(b)	$1,010,701

	TOTAL INVESTMENTS - 100.5% (Cost $15,873,154)	$19,552,551
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(101,732)
	NET ASSETS - 100.0%	$19,450,819

ADR - American Depositary Receipt

Ltd. - Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.9%
400	Trade Desk, Inc. (The), Class A(a)	$235,256

	APPAREL & TEXTILE PRODUCTS - 0.3%
700	NIKE, Inc., Class B	95,522

	ASSET MANAGEMENT - 1.4%
1,960	T Rowe Price Group, Inc.	375,046

	AUTOMOTIVE - 1.5%
680	Tesla, Inc.(a)	425,150

	BIOTECH & PHARMA - 1.5%
2,100	Eli Lilly and Company	419,454

	COMMERCIAL SUPPORT SERVICES - 1.0%
790	Cintas Corporation	279,297

	E-COMMERCE DISCRETIONARY - 6.6%
445	Amazon.com, Inc.(a)	1,434,266
2,260	Etsy, Inc.(a)	372,290
		1,806,556
	ELECTRICAL EQUIPMENT - 3.1%
3,840	Cognex Corporation	304,858
1,680	Generac Holdings, Inc.(a)	552,249
		857,107
	HEALTH CARE FACILITIES & SERVICES - 5.9%
1,550	Amedisys, Inc.(a)	400,474
2,080	Laboratory Corp of America Holdings(a)	570,917
840	McKesson Corporation	161,608
1,180	UnitedHealth Group, Inc.	486,066
		1,619,065
	HOUSEHOLD PRODUCTS - 2.3%
4,720	Procter & Gamble Company (The)	636,492

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INFRASTRUCTURE REIT - 0.9%
990	American Tower Corporation	$252,905

	INTERNET MEDIA & SERVICES - 10.1%
285	Alphabet, Inc., Class A(a)	671,702
295	Alphabet, Inc., Class C(a)	711,410
3,533	Facebook, Inc., Class A(a)	1,161,404
280	Netflix, Inc.(a)	140,787
600	Spotify Technology S.A.(a)	144,942
		2,830,245
	LEISURE PRODUCTS - 2.0%
4,260	Polaris, Inc.	558,997

	MEDICAL EQUIPMENT & DEVICES - 5.8%
4,640	Abbott Laboratories	541,256
6,600	Avantor, Inc.(a)	212,190
290	Mettler-Toledo International, Inc.(a)	377,276
1,030	Thermo Fisher Scientific, Inc.	483,585
		1,614,307
	PUBLISHING & BROADCASTING - 1.6%
2,840	Nexstar Media Group, Inc., Class A	431,424

	RETAIL - CONSUMER STAPLES - 1.0%
710	Costco Wholesale Corporation	268,572

	RETAIL -DISCRETIONARY - 5.9%
1,990	Home Depot, Inc. (The)	634,631
2,460	Lowe’s Companies, Inc.	479,282
2,980	Williams-Sonoma, Inc.(b)	505,229
		1,619,142
	SELF-STORAGE REIT - 0.6%
550	Public Storage	155,364

	SEMICONDUCTORS - 5.6%
1,360	Applied Materials, Inc.	187,857

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 5.6% (Continued)
740	Broadcom, Inc.	$349,524
500	NVIDIA Corporation	324,890
2,280	QUALCOMM, Inc.	306,751
1,950	Texas Instruments, Inc.	370,149
		1,539,171
	SOFTWARE - 16.5%
1,340	Adobe, Inc.(a)	676,137
2,990	Cadence Design Systems, Inc.(a)	379,700
1,920	Crowdstrike Holdings, Inc., Class A(a)	426,528
20,320	Dropbox, Inc., Class A(a)(b)	555,752
2,830	Fortinet, Inc.(a)	618,468
7,643	Microsoft Corporation	1,908,304
		4,564,889
	TECHNOLOGY HARDWARE - 9.0%
18,100	Apple, Inc.	2,255,441
4,080	Jabil, Inc.	230,316
		2,485,757
	TECHNOLOGY SERVICES - 13.1%
2,220	Accenture plc, Class A	626,395
2,370	CDW Corporation/DE	392,045
630	EPAM Systems, Inc.(a)	300,888
360	Fair Isaac Corporation(a)	182,182
2,550	Gartner, Inc.(a)	591,192
3,590	PayPal Holdings, Inc.(a)	933,472
800	S&P Global, Inc.	303,576
1,350	Visa, Inc., Class A	306,855
		3,636,605
	TRANSPORTATION & LOGISTICS - 2.5%
3,220	United Parcel Service, Inc., Class B	691,012

	TOTAL COMMON STOCKS (Cost $18,910,102)	27,397,335

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
329,126	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $329,126)(c)	$329,126

	TOTAL INVESTMENTS - 100.3% (Cost $19,239,228)	$27,726,461
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(70,277)
	NET ASSETS - 100.0%	$27,656,184

ETF - Exchange-Traded Fund

plc - Public Limited Company

REIT - Real Estate Investment Trust

S/A - Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $961,477.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	APPAREL & TEXTILE PRODUCTS - 3.0%
8,150	Skechers USA, Inc., Class A(a)	$387,125

	ASSET MANAGEMENT - 4.3%
2,170	Ares Management Corporation, Class A	119,741
9,655	Brightsphere Investment Group, Inc.	215,017
1,675	Raymond James Financial, Inc.	222,088
		556,846
	BANKING - 5.8%
4,995	Bank of NT Butterfield & Son Ltd. (The)	190,509
6,135	PacWest Bancorp	277,118
5,640	TCF Financial Corporation	267,900
		735,527
	BEVERAGES - 1.0%
535	Constellation Brands, Inc., Class A	128,250

	BIOTECH & PHARMA - 4.1%
14,740	Elanco Animal Health, Inc.(a)	530,345

	CHEMICALS - 6.0%
725	Avery Dennison Corporation	159,884
6,165	Axalta Coating Systems Ltd.(a)	199,993
2,345	FMC Corporation	273,638
1,150	LyondellBasell Industries N.V., Class A	129,513
		763,028
	COMMERCIAL SUPPORT SERVICES - 2.4%
8,360	Aramark	312,246

	CONSUMER SERVICES - 1.5%
2,130	Grand Canyon Education, Inc.(a)	193,702

	CONTAINERS & PACKAGING - 1.9%
2,375	Crown Holdings, Inc.	245,195

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	E-COMMERCE DISCRETIONARY - 1.8%
7,830	Leslie’s, Inc.(a),(b)	$228,323

	ELECTRIC UTILITIES - 4.0%
1,145	Alliant Energy Corporation	65,437
945	Ameren Corporation	79,569
775	CMS Energy Corporation	48,624
2,025	Evergy, Inc.	125,530
12,075	Vistra Corporation	195,252
		514,412
	ELECTRICAL EQUIPMENT - 10.2%
680	Allegion plc	95,526
1,750	AMETEK, Inc.	236,425
1,510	Hubbell, Inc.	287,866
870	Keysight Technologies, Inc.(a)	123,871
11,870	nVent Electric plc	386,250
2,285	Otis Worldwide Corporation	178,984
		1,308,922
	ENGINEERING & CONSTRUCTION - 2.0%
8,895	WillScot Mobile Mini Holdings Corporation(a)	257,955

	HEALTH CARE FACILITIES & SERVICES - 2.3%
695	IQVIA Holdings, Inc.(a)	166,911
5,275	Sotera Health Company (a)	127,128
		294,039
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
4,415	Timken Company (The)	390,507

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
790	Nasdaq, Inc.	132,293

	INSURANCE - 5.7%
705	Allstate Corporation (The)	96,310
805	Arthur J Gallagher & Company	118,021
4,780	Athene Holding Ltd., Class A(a)	299,372

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 5.7% (Continued)
1,705	Reinsurance Group of America, Inc.	$214,881
		728,584
	MACHINERY - 5.9%
3,970	Crane Company	379,095
2,920	Oshkosh Corporation	383,805
		762,900
	MEDICAL EQUIPMENT & DEVICES - 4.3%
680	Agilent Technologies, Inc.	93,928
5,525	Avantor, Inc.(a)	177,629
310	Cooper Companies, Inc. (The)	121,970
2,540	Hologic, Inc.(a)	160,172
		553,699
	METALS & MINING - 2.9%
20,965	Constellium S.E.(a)	374,435

	MORTGAGE FINANCE - 0.8%
9,315	New Residential Investment Corporation	98,553

	OIL & GAS PRODUCERS - 4.9%
4,015	Diamondback Energy, Inc.	321,481
2,005	Pioneer Natural Resources Company	305,141
		626,622
	PUBLISHING & BROADCASTING - 2.6%
2,165	Nexstar Media Group, Inc., Class A	328,885

	SEMICONDUCTORS - 1.9%
600	Analog Devices, Inc.	98,760
435	CMC Materials, Inc.	67,134
680	Entegris, Inc.	77,826
		243,720
	SOFTWARE - 2.0%
15,600	SolarWinds Corporation(a),(b)	258,180

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 5.5%
3,680	Alliance Data Systems Corporation	$445,464
5,505	Synchrony Financial	260,992
		706,456
	TECHNOLOGY HARDWARE - 2.9%
1,785	Motorola Solutions, Inc.	366,478

	TECHNOLOGY SERVICES - 4.8%
1,020	CACI International, Inc., Class A(a)	260,060
365	CDW Corporation/DE	60,378
495	Global Payments, Inc.	95,886
2,185	MAXIMUS, Inc.	202,484
		618,808
	WHOLESALE - CONSUMER STAPLES - 0.8%
1,975	Performance Food Group Company(a)	99,007

	TOTAL COMMON STOCKS (Cost $8,677,285)	12,745,042

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
231,862	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $231,862)(c)	231,862

	TOTAL INVESTMENTS - 101.1% (Cost $8,909,147)	$12,976,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(141,469)
	NET ASSETS - 100.0%	$12,835,435

Ltd. - Limited Company

NV - Naamioze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $481,617.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ADVERTISING & MARKETING - 0.5%
1,194	Magnite, Inc.(a),(b)	$35,462

	AEROSPACE & DEFENSE - 1.1%
1,805	AAR Corporation	75,359

	APPAREL & TEXTILE PRODUCTS - 0.8%
2,083	Movado Group, Inc.	57,762

	ASSET MANAGEMENT - 2.1%
528	Virtus Investment Partners, Inc.	148,489

	AUTOMOTIVE - 0.6%
3,528	American Axle & Manufacturing Holdings, Inc.(a)	39,514

	BANKING - 15.6%
889	1st Source Corporation	43,979
1,889	BancorpSouth Bank	57,766
889	Banner Corporation	52,033
722	City Holding Company	57,919
833	Columbia Banking System, Inc.	35,952
500	Community Bank System, Inc.	40,560
1,167	Dime Community Bancshares, Inc.	40,507
1,083	First Bancorp	48,053
2,028	First of Long Island Corporation (The)	45,630
1,250	Flagstar Bancorp, Inc.	57,250
3,916	Fulton Financial Corporation	67,864
2,500	Great Western Bancorp, Inc.	83,650
1,305	Hilltop Holdings, Inc.	48,481
1,111	Preferred Bank	75,870
1,056	ServisFirst Bancshares, Inc.	73,350
3,278	Simmons First National Corporation, Class A	99,978
1,361	Southside Bancshares, Inc.	58,305
2,750	United Community Banks, Inc.	95,094
		1,082,241

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	BIOTECH & PHARMA - 1.7%
1,083	Arcus Biosciences, Inc.(a),(b)	$26,880
1,333	Halozyme Therapeutics, Inc.(a)	55,199
222	Novavax, Inc., Class A(a),(b)	32,772
		114,851
	COMMERCIAL SUPPORT SERVICES - 2.2%
1,500	Brink’s Company (The)	113,115
1,028	Franchise Group, Inc.	37,974
		151,089
	CONSTRUCTION MATERIALS - 1.0%
611	Advanced Drainage Systems, Inc.	69,300

	CONSUMER SERVICES - 1.5%
1,000	Chegg, Inc.(a)	76,910
83	Medifast, Inc.	27,577
		104,487
	ELECTRICAL EQUIPMENT - 1.4%
4,611	API Group Corporation(a)	97,523

	ENGINEERING & CONSTRUCTION - 5.5%
556	EMCOR Group, Inc.	70,117
750	Installed Building Products, Inc.	88,950
944	MasTec, Inc.(a),(b)	109,816
556	TopBuild Corporation(a),(b)	110,116
		378,999
	FOOD - 1.7%
1,750	Darling Ingredients, Inc.(a)	119,805

	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
1,472	Boise Cascade Company	97,137
889	Louisiana-Pacific Corporation	59,750
		156,887
	GAS & WATER UTILITIES - 0.7%
667	ONE Gas, Inc.	49,571

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.0%
1,417	AdaptHealth Corporation(a),(b)	$37,111
472	Addus HomeCare Corporation(a)	45,392
333	Amedisys, Inc.(a)	86,038
500	Fulgent Genetics, Inc.(a),(b)	37,035
333	Molina Healthcare, Inc.(a)	83,703
917	Tenet Healthcare Corporation(a)	61,356
		350,635
	HOME CONSTRUCTION - 2.8%
1,833	Forestar Group, Inc.(a)	42,177
667	KB Home	31,222
1,139	MDC Holdings, Inc.	66,006
1,750	Taylor Morrison Home Corporation(a)	51,835
		191,240
	INDUSTRIAL INTERMEDIATE PROD - 1.9%
778	EnPro Industries, Inc.	71,568
1,305	Mueller Industries, Inc.	60,591
		132,159
	INDUSTRIAL SUPPORT SERVICES - 4.5%
1,194	Herc Holdings, Inc.(a)	137,335
1,278	Resideo Technologies, Inc.(a)	38,212
1,278	WESCO International, Inc.(a)	136,196
		311,743
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
2,694	Moelis & Company, Class A	144,641

	INSURANCE - 0.7%
2,222	Selectquote, Inc.(a)	45,151

	LEISURE PRODUCTS - 5.9%
2,583	Acushnet Holdings Corporation	137,415
667	Fox Factory Holding Corporation(a)	103,705
417	LCI Industries	62,154
639	Winnebago Industries, Inc.	47,260

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	LEISURE PRODUCTS - 5.9% (Continued)
667	YETI Holdings, Inc.(a)	$58,429
		408,963
	MACHINERY - 0.8%
833	Astec Industries, Inc.	57,085

	MEDICAL EQUIPMENT & DEVICES - 4.0%
2,250	AngioDynamics, Inc.(a)	52,020
750	AtriCure, Inc.(a)	56,048
1,694	CareDx, Inc.(a)	136,197
167	Repligen Corporation(a)	30,496
		274,761
	METALS & MINING - 0.9%
750	Encore Wire Corporation	61,650

	MORTGAGE FINANCE - 0.5%
2,167	Ready Capital Corporation	32,982

	OIL & GAS PRODUCERS - 1.4%
278	Murphy USA, Inc.	37,477
2,055	Ovintiv, Inc.	54,725
		92,202
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
3,972	National Energy Services Reunited Corporation(a)	50,961

	PUBLISHING & BROADCASTING - 0.9%
3,194	TEGNA, Inc.	61,931

	RETAIL - DISCRETIONARY - 5.3%
345	Aaron’s Company, Inc. (The)	12,410
972	Abercrombie & Fitch Company, Class A	41,504
1,472	Boot Barn Holdings, Inc.(a)	112,446
2,251	Builders FirstSource, Inc.(a)	100,260
861	Haverty Furniture Companies, Inc.	39,554

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY - 5.3% (Continued)
3,194	Macy’s, Inc.(b)	$58,386
		364,560
	RETAIL REIT - 1.0%
3,805	Urstadt Biddle Properties, Inc., Class A	69,555

	SEMICONDUCTORS - 3.1%
1,667	Alpha & Omega Semiconductor Ltd.(a)	53,694
556	Brooks Automation, Inc.	56,763
722	II-VI, Inc.(a),(b)	48,641
917	MACOM Technology Solutions Holdings, Inc.(a)	54,286
		213,384
	SOFTWARE - 7.6%
1,278	Cerence, Inc.(a),(b)	121,576
778	Five9, Inc.(a)	137,785
444	J2 Global, Inc.(a),(b)	55,291
1,000	Sailpoint Technologies Holdings, Inc.(a),(b)	46,530
2,417	Sapiens International Corp N.V.	69,392
2,111	Verint Systems, Inc.(a),(b)	97,338
		527,912
	SPECIALTY FINANCE - 5.0%
889	GATX Corporation	87,709
2,889	MGIC Investment Corporation(b)	42,526
2,694	Mr Cooper Group, Inc.(a)	93,185
1,889	PennyMac Financial Services, Inc.	118,271
31	PROG Holdings, Inc.	1,634
		343,325
	TECHNOLOGY SERVICES - 0.6%
167	CACI International, Inc., Class A(a)	42,578

	TIMBER REIT - 0.7%
833	PotlatchDeltic Corporation	50,147

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.6%
2,167	Performance Food Group Company(a)	$108,632

	WHOLESALE - DISCRETIONARY - 0.6%
1,222	G-III Apparel Group Ltd.(a)	40,375

	TOTAL COMMON STOCKS (Cost $4,597,322)	6,657,911

Principal
Amount ($)
	REPURCHASE AGREEMENT — 0.6%
	REPURCHASE AGREEMENTS - 0.6%
38,857	HSBC Securities, Inc. Repo, dated 5/28/2021, due 6/1/2021, 0.00%, total to be received $38,857 (Collateralized by various U.S. Government Agency Obligations 4/30/2022-2/15/2041, 0.000%-6.125%, totaling $39,634)	38,857

	TOTAL REPURCHASE AGREEMENT (Cost $39,516)	38,857

Shares
	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
237,509	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $237,509)(c)	237,509

	TOTAL INVESTMENTS - 100.8% (Cost $4,904,365)	$6,971,471
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(58,109)
	NET ASSETS - 100.0%	$6,913,362

Ltd. - Limited Company

NV - Naamioze Vennootschap

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $850,699.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5%
	AUSTRALIA - 4.6%
2,960	BHP Group Ltd.	$109,647
880	Macquarie Group Ltd.	103,565
		213,212
	BRAZIL - 2.2%
12,860	Banco Santander Brasil -ADR	101,465

	CANADA - 2.2%
5,020	Manulife Financial Corporation	104,918

	CHINA - 6.8%
15,500	Anhui Conch Cement Company Ltd., H Shares(a)	95,952
13,700	China Merchants Bank Company Ltd., H Shares	126,743
74,800	Zoomlion Heavy Industry Science & Tech. Co.(a)	92,993
		315,688
	DENMARK - 2.5%
630	Carlsberg A/S -Series B	115,584

	FRANCE - 2.7%
1,890	Compagnie de Saint-Gobain	126,735

	GERMANY - 4.4%
373	Allianz SE(a)	98,949
580	Merck KGaA	104,150
		203,099
	HONG KONG - 4.3%
83,000	Lenovo Group Ltd.(a)	100,081
52,000	Tingyi (Cayman Islands) Holding Corporation(a)	98,883
		198,964
	INDIA - 4.6%
1,480	Dr. Reddy’s Laboratories Ltd. - ADR	105,628
4,950	Tata Motors Ltd. - ADR (b),(c)	107,563
		213,191
	ITALY - 4.2%
9,820	Enel SpA	97,284

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ITALY - 4.2% (Continued)
8,170	Eni SpA	$100,270
		197,554
	JAPAN - 17.2%
4,000	Ajinomoto Company, Inc.	92,849
15,900	Chiba Bank Ltd. (The)	103,144
1,600	Konami Corp	103,124
139	Nintendo Company Ltd(a)	85,961
2,500	Nippon Yusen KK	101,724
4,400	Olympus Corp.	93,619
1,200	Sony Corporation(a)	119,173
2,200	Toyota Tsusho Corp.	100,186
		799,780
	KOREA (REPUBLIC OF) - 2.1%
1,320	Kia Motors Corporation(a)	99,856

	LUXEMBOURG - 2.4%
1,060	Eurofins Scientific S.E.(b)	113,443

	MEXICO - 2.0%
29,410	Wal-Mart de Mexico S.A.B de C.V.	93,722

	SOUTH AFRICA - 2.9%
8,140	Mr. Price Group Ltd.	136,665

	SWEDEN - 7.2%
4,430	Hennes & Mauritz AB (H&M), Class B(a)	114,254
7,880	Husqvarna AB, B Shares	115,822
8,070	Telefonaktiebolaget LM Ericsson, B Shares(a)	108,010
		338,086
	SWITZERLAND - 4.7%
3,310	ABB Ltd.	112,732
6,420	UBS Group AG(a)	104,558
		217,290

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TAIWAN PROVINCE OF CHINA - 2.2%
3,000	MediaTek, Inc.	$103,927
24,000	Vanguard International Semiconductor Corporation	101,224
		205,151
	UNITED KINGDOM - 10.8%
3,110	Anglo American plc	137,937
45,780	Barclays plc	118,773
5,120	BP plc -ADR	134,298
22,760	Kingfisher PLC(b)	115,402
		506,410
	UNITED STATES - 2.3%
6,370	Sberbank of Russia PJSC - ADR	107,494

	TOTAL COMMON STOCKS (Cost $3,389,955)	4,408,307

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
33,614	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $33,614)(d)	33,614

	TOTAL INVESTMENTS - 99.9% (Cost $3,561,120)	$4,662,155
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	6,069
	NET ASSETS -100.0%	$4,668,224

ADR - American Depositary Receipt

A/S - Anonim Sirketi

Ltd. - Limited Company

PJSC - Public Joint-Stock Company

Plc - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $17,384.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BIOTECH & PHARMA - 41.3%
2,965	AbbVie, Inc.	$335,638
2,685	Amgen, Inc.	638,869
1,805	Biogen, Inc.(a)	482,801
14,929	Exelixis, Inc.(a)	336,649
6,420	Gilead Sciences, Inc.	424,426
12,045	GlaxoSmithKline plc - ADR(b)	466,985
2,255	Jazz Pharmaceuticals plc(a)	401,683
1,455	Johnson & Johnson	246,259
4,935	Merck & Company, Inc.	374,517
5,795	Novartis A.G. - ADR	512,162
720	Regeneron Pharmaceuticals, Inc.(a)	361,750
3,615	United Therapeutics Corporation(a)	672,029
1,070	Vertex Pharmaceuticals, Inc.(a)	223,234
		5,477,002
	HEALTH CARE FACILITIES & SERVICES - 31.8%
3,000	AmerisourceBergen Corporation	344,220
1,740	Anthem, Inc.	692,903
6,336	Cardinal Health, Inc.	355,260
2,235	Charles River Laboratories International, Inc.(a)	755,407
630	Humana, Inc.	275,751
4,166	McKesson Corporation	801,496
2,910	Quest Diagnostics, Inc.	383,160
1,450	UnitedHealth Group, Inc.	597,284
		4,205,481
	MEDICAL EQUIPMENT & DEVICES - 26.4%
7,089	Alcon, Inc.(b)	493,962
1,327	Illumina, Inc.(a)	538,284
515	Intuitive Surgical, Inc.(a)	433,723
5,025	Medtronic PLC	636,114
2,155	Stryker Corporation	550,107
800	Thermo Fisher Scientific, Inc.	375,600
2,740	Zimmer Biomet Holdings, Inc.	461,224
		3,489,014

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

		Fair Value
	COMMON STOCKS — 99.5% (Continued)

	TOTAL COMMON STOCKS (Cost $9,655,352)	$13,171,497

Shares
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
105,281	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $105,281)(c)	105,281

	TOTAL INVESTMENTS - 100.3% (Cost $9,760,633)	$13,276,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(37,096)
	NET ASSETS - 100.0%	$13,239,682

ADR - American Depositary Receipt

plc - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $582,683.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.8%
	DATA CENTER REIT - 1.7%
6,915	Digital Realty Trust, Inc.	$1,048,037

	E-COMMERCE DISCRETIONARY - 12.3%
1,613	Amazon.com, Inc.(a)	5,198,812
38,100	eBay, Inc.	2,319,528
		7,518,340
	INTERNET MEDIA & SERVICES - 17.1%
517	Alphabet, Inc., Class A(a)	1,218,491
2,001	Alphabet, Inc., Class C(a)	4,825,532
13,404	Facebook, Inc., Class A(a)	4,406,297
		10,450,320
	LEISURE FACILITIES & SERVICES - 3.0%
36,891	DraftKings, Inc., Class A(a),(b)	1,842,705

	SEMICONDUCTORS - 16.6%
48,033	Intel Corporation	2,743,645
9,381	KLA Corporation	2,972,745
21,220	QUALCOMM, Inc.	2,854,939
9,300	Skyworks Solutions, Inc.	1,581,000
		10,152,329
	SOFTWARE - 20.6%
14,190	Akamai Technologies, Inc.(a)	1,620,640
6,000	Citrix Systems, Inc.	689,760
9,842	Microsoft Corporation	2,457,351
31,151	Oracle Corporation	2,452,830
7,120	salesforce.com, Inc.(a)	1,695,272
7,279	Synopsys, Inc.(a)	1,851,341
11,510	VMware, Inc., Class A(a),(b)	1,817,314
		12,584,508
	TECHNOLOGY HARDWARE - 9.0%
24,388	Apple, Inc.	3,038,989
46,577	Cisco Systems, Inc.	2,463,923
		5,502,912

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY SERVICES - 18.5%
17,805	Amdocs Ltd.	$1,390,571
18,963	Cognizant Technology Solutions Corporation, Class A	1,356,992
8,412	Global Payments, Inc.	1,629,489
7,795	Jack Henry & Associates, Inc.	1,201,599
4,139	Mastercard, Inc., Class A	1,492,441
8,010	PayPal Holdings, Inc.(a)	2,082,760
9,502	Visa, Inc., Class A	2,159,804
		11,313,656

	TOTAL COMMON STOCKS (Cost $21,142,356)	60,412,807

Principal
Amount ($)
	REPURCHASE AGREEMENT — 0.2%
	REPURCHASE AGREEMENTS - 0.2%
94,394	HSBC Securities USA, Inc., dated 5/28/2021, due 6/1/2021, 0.000%, total to be received $94,394 (Collateralized by various U.S. Government Agency Obligations 4/30/2022-2/15/2041, 0.000%-6.125%, totaling 95,994)	94,394

	TOTAL REPURCHASE AGREEMENT (Cost$ 94,394)	94,394

Shares
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,095,524	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $1,095,524)(c)	1,095,524

	TOTAL INVESTMENTS - 100.8% (Cost $22,237,880)	$61,602,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(478,445)
	NET ASSETS - 100.0%	$61,124,280

Ltd. - Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2021 was $2,912,170.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1%
	CHEMICALS - 19.5%
1,117	BASF S.E. - ADR	$22,910
533	Covestro A.G. - ADR	18,655
542	Dow, Inc.	37,083
144	DuPont de Nemours, Inc.	12,181
262	Eastman Chemical Company	32,855
681	Huntsman Corporation	19,327
122	Linde plc	36,672
343	LyondellBasell Industries N.V., Class A	38,628
998	Mosaic Company (The)	36,068
80	PPG Industries, Inc.	14,378
110	Westlake Chemical Corporation	11,096
		279,853
	CONTAINERS & PACKAGING - 7.9%
1,970	Amcor plc	23,246
370	Berry Global Group, Inc.(a)	25,238
574	International Paper Company	36,219
474	Westrock Company	27,644
		112,347
	ENGINEERING & CONSTRUCTION - 0.2%
172	Technip Energies N.V. - ADR(a)	2,589

	METALS & MINING - 18.6%
1,000	Anglo American plc - ADR	22,480
1,690	B2Gold Corporation	8,619
870	Barrick Gold Corporation	20,950
959	BHP Group Ltd. - ADR	71,071
440	Freeport-McMoRan, Inc.	18,797
2,754	Kinross Gold Corporation	22,307
593	Rio Tinto plc - ADR	51,846
527	Teck Resources Ltd., Class B	13,022
1,680	Vale S.A. - ADR	36,154
		265,246
	OIL & GAS PRODUCERS - 46.6%
1,849	BP plc - ADR	48,499

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 46.6% (Continued)
400	Canadian Natural Resources Ltd.	$13,848
650	Chevron Corporation	67,464
693	China Petroleum & Chemical Corporation - ADR	37,422
200	Cimarex Energy Company	13,550
320	Devon Energy Corporation	8,499
439	Diamondback Energy, Inc.	35,151
680	Ecopetrol S.A. - ADR	8,119
503	Enbridge, Inc.	19,355
610	Eni SpA - ADR	14,982
290	EOG Resources, Inc.	23,299
370	EQT Corporation	7,726
2,881	Equitrans Midstream Corporation	23,739
1,641	Exxon Mobil Corporation	95,785
618	HollyFrontier Corporation	20,066
522	LUKOIL PJSC - ADR	42,392
728	Marathon Petroleum Corporation	44,990
1,333	PetroChina Company Ltd. - ADR	54,986
820	Petroleo Brasileiro S.A. - ADR	8,372
637	Royal Dutch Shell plc, Class B - ADR	23,136
1,176	TOTAL S.E. - ADR	54,907
		666,287
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
994	Baker Hughes Company	24,254
1,100	TechnipFMC plc	9,449
		33,703
	STEEL - 3.9%
356	Nucor Corporation	36,505
310	Steel Dynamics, Inc.	19,353
		55,858

	TOTAL COMMON STOCKS (Cost $1,132,625)	1,415,883

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
10,176	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $10,176)(b)	$10,176

	TOTAL INVESTMENTS - 99.8% (Cost $1,142,801)	$1,426,059
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,229
	NET ASSETS - 100.0%	$1,429,288

ADR - American Depositary Receipt

Ltd. - Limited Company

NV - Naamioze Vennootschap

PJSC - Public Joint-Stock Company

plc - Public Limited Company

S/A - Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ASSET MANAGEMENT - 12.9%
54	Ameriprise Financial, Inc.	$14,031
90	BlackRock, Inc.	78,933
555	Charles Schwab Corporation (The)	40,987
392	Invesco Ltd.	11,184
323	Raymond James Financial, Inc.	42,827
689	Stifel Financial Corporation	47,734
		235,696
	BANKING - 35.2%
1,984	Bank of America Corporation	84,102
251	BOK Financial Corporation	22,851
1,061	Citigroup, Inc.	83,511
500	JPMorgan Chase & Company	82,120
339	PNC Financial Services Group, Inc. (The)	65,997
548	Popular, Inc.	44,722
2,034	Regions Financial Corporation	47,616
250	Truist Financial Corporation	15,445
1,187	US Bancorp	72,146
1,784	Wells Fargo & Company	83,348
645	Zions Bancorp NA	37,333
		639,191
	INSTITUTIONAL FINANCIAL SERVICES - 8.6%
634	Bank of New York Mellon Corporation (The)	33,019
61	CME Group, Inc.	13,344
57	Goldman Sachs Group, Inc. (The)	21,205
75	Intercontinental Exchange, Inc.	8,466
527	Morgan Stanley	47,931
126	Nasdaq, Inc.	21,100
129	State Street Corporation	11,220
		156,285
	INSURANCE - 25.5%
720	Aflac, Inc.	40,810
397	Allstate Corporation (The)	54,234
331	American Financial Group, Inc.	44,043
32	Aon plc, CLASS A	8,108

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSURANCE - 25.5% (Continued)
65	Arthur J Gallagher & Company	$9,530
591	Berkshire Hathaway, Inc., Class B(a)	171,058
261	Chubb Ltd.	44,367
66	Marsh & McLennan Companies, Inc.	9,131
906	MetLife, Inc.	59,216
147	Progressive Corporation (The)	14,565
153	Voya Financial, Inc.	10,025
		465,087
	MORTGAGE FINANCE - 1.9%
1,910	AGNC Investment Corporation	35,411

	SPECIALTY FINANCE - 10.6%
137	American Express Company	21,938
258	Capital One Financial Corporation	41,481
186	Discover Financial Services	21,810
580	Fidelity National Financial, Inc.	27,254
320	First American Financial Corporation	20,579
188	OneMain Holdings, Inc.	10,874
1,029	Synchrony Financial	48,786
		192,722
	TECHNOLOGY SERVICES - 3.7%
25	Moody’s Corporation	8,384
156	S&P Global, Inc.	59,197
		67,581

	TOTAL COMMON STOCKS (Cost $1,011,025)	1,791,973

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
34,637	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $34,637)(b)	$34,637

	TOTAL INVESTMENTS - 100.3% (Cost $1,045,662)	$1,826,610
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(6,235)
	NET ASSETS - 100.0%	$1,820,375

Ltd. - Limited Company

plc - Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 96.1%
	FIXED INCOME - 96.1%
84,321	Vanguard Short-Term Bond Index Fund, Admiral Class	$910,669
541,162	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	10,904,414
		11,815,083

	TOTAL OPEN END FUNDS (Cost$11,819,497)	11,815,083

	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUNDS - 4.1%
505,787	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $505,787)(a)	505,787

	TOTAL INVESTMENTS -100.2% (Cost $12,325,284)	$12,320,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(27,946)
	NET ASSETS - 100.0%	$12,292,924

(a)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 95.2%
	FIXED INCOME - 95.2%
78,892	JPMorgan Ultra-Short Municipal Fund, Class I	$794,445
4,361	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	69,512
		863,957

	TOTAL OPEN END FUNDS (Cost $863,910)	863,957

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
40,024	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01% (Cost $40,020)(a)	40,020

	TOTAL INVESTMENTS - 99.6% (Cost $903,930)	$903,977
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	3,378
	NET ASSETS - 100.0%	$907,355

(a)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA US GOVT MM PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.7%
	MONEY MARKET FUNDS - 99.7%
1,519,718	BlackRock Liquidity FedFund, Institutional Class, 0.03%(a)	$1,519,717
1,519,718	Dreyfus Government Cash Management, Class I, 0.03%(a)	1,519,718
1,519,718	Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(a)	1,519,718
1,519,718	JPMorgan US Government Money Market Fund””, 0.03%(a)	1,519,718
	TOTAL MONEY MARKET FUNDS (Cost $6,078,871)	6,078,871

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,078,871)	6,078,871

	TOTAL INVESTMENTS - 99.7% (Cost $6,078,871)	$6,078,871
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	16,955
	NET ASSETS - 100.0%	$6,095,826

(a)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 92.9%
	ALTERNATIVE - 9.5%
10,935	Eaton Vance Global Macro Absolute Return Fund, Class I	$95,352

	EQUITY - 71.9%
2,405	Saratoga Energy & Basic Materials Portfolio, Class I	27,173
1,618	Saratoga Health & Biotechnology Portfolio, Class I	37,838
4,407	Saratoga Large Capitalization Growth Portfolio, Class I	133,036
5,454	Saratoga Large Capitalization Value Portfolio, Class I(a)	171,848
7,692	Saratoga Mid Capitalization Portfolio, Class I	114,373
1,188	Saratoga Technology & Communications Portfolio, Class I	37,509
694	Vanguard Financials Index Fund, Admiral Class	32,502
856	Vanguard Small-Cap Index Fund, Admiral Class	91,349
2,077	Vanguard Total International Stock Index Fund, Admiral Class	74,138
		719,766
	FIXED INCOME - 11.5%
5,722	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	115,290

	TOTAL OPEN END FUNDS (Cost $811,069)	930,408

	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
71,353	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $71,353)(b)	71,353

	TOTAL INVESTMENTS - 100.0% (Cost $882,422)	$1,001,761
	LIABILITIES IN EXCESS OF OTHER ASSETS - –%	(377)
	NET ASSETS - 100.0%	$1,001,384

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 85.5%
	ALTERNATIVE - 7.5%
23,313	Eaton Vance Global Macro Absolute Return Fund, Class I	$203,286

	EQUITY - 47.0%
12,086	Saratoga Large Capitalization Growth Portfolio, Class I	364,885
14,926	Saratoga Large Capitalization Value Portfolio, Class I(a)	470,328
21,303	Saratoga Mid Capitalization Portfolio, Class I	316,781
635	Vanguard Small-Cap Index Fund, Admiral Class	67,703
1,303	Vanguard Total International Stock Index Fund, Admiral Class	46,493
		1,266,190

	FIXED INCOME - 31.0%
41,497	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	836,168

	TOTAL OPEN END FUNDS (Cost $2,080,527)	2,305,644

	SHORT-TERM INVESTMENTS — 14.6%
	MONEY MARKET FUNDS - 14.6%
392,143	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $392,143)(b)	392,143

	TOTAL INVESTMENTS - 100.1% (Cost $2,472,670)	$2,697,787
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(3,385)
	NET ASSETS - 100.0%	$2,694,402

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 90.5%
	ALTERNATIVE - 7.6%
14,987	Eaton Vance Global Macro Absolute Return Fund, Class I	$130,682

	EQUITY - 60.9%
2,283	Saratoga Energy & Basic Materials Portfolio, Class I	25,802
1,545	Saratoga Health & Biotechnology Portfolio, Class I	36,133
8,296	Saratoga Large Capitalization Growth Portfolio, Class I	250,460
10,316	Saratoga Large Capitalization Value Portfolio, Class I(a)	325,066
14,534	Saratoga Mid Capitalization Portfolio, Class I	216,114
1,298	Saratoga Technology & Communications Portfolio, Class I	40,992
667	Vanguard Financials Index Fund, Admiral Class	31,248
724	Vanguard Small-Cap Index Fund, Admiral Class	77,216
1,454	Vanguard Total International Stock Index Fund, Admiral Class	51,911
		1,054,942

	FIXED INCOME - 22.0%
18,931	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	381,454

	TOTAL OPEN END FUNDS (Cost $1,361,079)	1,567,078

	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUNDS - 9.5%
163,765	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $163,765)(b)	163,765

	TOTAL INVESTMENTS - 100.0% (Cost $1,524,844)	$1,730,843
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(89)
	NET ASSETS - 100.0%	$1,730,754

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 91.2%
	ALTERNATIVE - 8.1%
8,075	Eaton Vance Global Macro Absolute Return Fund, Class I	$70,416

	EQUITY - 64.9%
1,716	Saratoga Energy & Basic Materials Portfolio, Class I	19,396
979	Saratoga Health & Biotechnology Portfolio, Class I	22,910
3,913	Saratoga Large Capitalization Growth Portfolio, Class I	118,142
4,860	Saratoga Large Capitalization Value Portfolio, Class I(a)	153,141
7,550	Saratoga Mid Capitalization Portfolio, Class I	112,272
734	Saratoga Technology & Communications Portfolio, Class I	23,176
366	Vanguard Financials Index Fund, Admiral Class	17,148
555	Vanguard Small-Cap Index Fund, Admiral Class	59,205
1,146	Vanguard Total International Stock Index Fund, Admiral Class	40,914
		566,304

	FIXED INCOME - 18.2%
7,870	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	158,573

	TOTAL OPEN END FUNDS (Cost $680,733)	795,293

	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS - 8.8%
77,029	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $77,029)(b)	77,029

	TOTAL INVESTMENTS - 100.0% (Cost $757,762)	$872,322
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%	283
	NET ASSETS - 100.0%	$872,605

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 89.8%
	ALTERNATIVE - 7.8%
6,885	Eaton Vance Global Macro Absolute Return Fund, Class I	$60,034

	EQUITY - 54.4%
3,485	Saratoga Large Capitalization Growth Portfolio, Class I	105,215
4,198	Saratoga Large Capitalization Value Portfolio, Class I(a)	132,284
6,447	Saratoga Mid Capitalization Portfolio, Class I	95,869
470	Vanguard Small-Cap Index Fund, Admiral Class	50,108
966	Vanguard Total International Stock Index Fund, Admiral Class	34,466
		417,942

	FIXED INCOME - 27.6%
10,547	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	212,521

	TOTAL OPEN END FUNDS (Cost $612,920)	690,497

	SHORT-TERM INVESTMENTS — 10.3%
	MONEY MARKET FUNDS - 10.3%
78,986	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $78,986)(b)	78,986

	TOTAL INVESTMENTS - 100.1% (Cost $691,906)	$769,483
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(764)
	NET ASSETS - 100.0%	$768,719

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.